Capital and reserves - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 SFr / shares	Aug. 04, 2024 EUR (€)	Dec. 31, 2023 SFr / shares	Dec. 31, 2022 SFr / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Capital and reserves
Share capital	€ 27,421	€ 27,300	€ 27,551
Granted equity instruments to one licensor	€ 51,999
Sportradar US, LLC
Capital and reserves
Cash transferred		28,200						$ 32.0
Bettech Gaming (PTY) LTD
Capital and reserves
Gain on contribution of shares		3,000
Cash transferred					€ 7,000
Bettech Gaming (PTY) LTD | SportTech AG
Capital and reserves
Gain on contribution of shares		€ 3,000
Class A shares
Capital and reserves
Shares outstanding | shares	207,794,199	206,848,644	209,092,856					206,848,644	206,571,517
Common stock par or stated value per share | SFr / shares				SFr 0.1		SFr 0.1	SFr 0.1
Class B shares
Capital and reserves
Shares outstanding | shares	903,670,701	903,670,701	903,670,701					903,670,701	903,670,701
Common stock par or stated value per share | SFr / shares				SFr 0.01		SFr 0.01	SFr 0.01